Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$1.35, issuable under the 2025 Equity Incentive Plan
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	1.4709
Maximum Aggregate Offering Price	$ 8,825,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,218.79
Offering Note	This registration statement on Form S-8 (this "Registration Statement") registers 6,000,000 Class A Ordinary Shares, with par value of US$1.35 each, of Kaixin Holdings (the "Registrant") (the "Class A Ordinary Shares"), representing additional Class A Ordinary Shares that became available for issuable under the Registrant's 2025 Equity Incentive Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional securities that may be offered or issued in connection with any share subdivision, share dividends, share split or similar transaction. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon the average of the high ($1.66) and low ($1.2817) sales prices per share of the Registrant's Class A Ordinary Shares as reported on the Nasdaq Stock Market as of November 4, 2025.